Risk Management and Financial Instruments - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities (Details) - Seara Alimentos [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting, Interest	$ 84
Designated as hedge accounting, Interest		750
Not designated as hedge accounting		504
Interests [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting, Interest
Not designated as hedge accounting		504
Derivatives assets [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current assets	153	4,977
Designated as hedge accounting, Interest		$ 750